Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.78%
Education Revenue Bonds — 13.28%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	4,990,000	$ 5,701,125
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,065,280
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project) 144A 5.00% 7/1/36 #	1,250,000	1,224,100
(Science Technology Engineering and Math School Project) 5.00% 11/1/54	1,500,000	1,409,895
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,284,612
(Aspen View Academy Project)
4.00% 5/1/51	500,000	401,955
4.00% 5/1/61	750,000	575,550
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	485,950
Series A 144A 5.25% 7/1/46 #	1,350,000	1,284,106
(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	870,000	863,997
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,299
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,004,230
(Global Village Academy - Northglenn Project) 144A 144A 5.00% 12/1/55 #	1,000,000	840,610
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,004,570
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	446,013
5.00% 12/1/42	540,000	509,182
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	500,000	455,950
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	700,672
(Science Technology Engineering and Math School Project) 5.00% 11/1/44	890,000	858,761
NQ-V8 [5/23] 7/23 (2980382)    1

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Skyview Academy Project) 144A 5.375% 7/1/44 #	860,000	$ 846,636
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	403,348
Series A 4.00% 3/1/36	550,000	552,569
(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	504,505
(Vail Mountain School Project)
4.00% 5/1/46	80,000	68,142
5.00% 5/1/31	1,000,000	1,022,030
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	4,062,065
		28,727,152
Electric Revenue Bonds — 6.29%
City of Colorado Springs, Colorado Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,956,225
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,740,516
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,274,891
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,483,678
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	121,975
Series AAA 5.25% 7/1/25 ‡	95,000	67,925
Series CCC 5.25% 7/1/27 ‡	705,000	505,837
Series WW 5.00% 7/1/28 ‡	660,000	473,550
Series WW 5.25% 7/1/33 ‡	210,000	150,675
Series WW 5.50% 7/1/17 ‡	460,000	323,150
Series WW 5.50% 7/1/19 ‡	360,000	252,900
Series XX 4.75% 7/1/26 ‡	105,000	74,550
Series XX 5.25% 7/1/40 ‡	1,840,000	1,320,200
Series XX 5.75% 7/1/36 ‡	365,000	262,800
Series ZZ 4.75% 7/1/27 ‡	85,000	60,350
Series ZZ 5.00% 7/1/19 ‡	620,000	435,550
2    NQ-V8 [5/23] 7/23 (2980382)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	140,000	$ 100,100
		13,604,872
Healthcare Revenue Bonds — 20.68%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,084,665
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,588,408
Series A 4.00% 11/15/43	2,290,000	2,230,483
Series A 4.00% 11/15/50	6,015,000	5,673,649
(American Baptist)
7.625% 8/1/33	150,000	151,262
8.00% 8/1/43	1,000,000	1,008,220
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,029,072
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,466,465
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,828,375
Series A-1 4.00% 8/1/38	120,000	115,505
Series A-1 4.00% 8/1/44	300,000	277,902
Series A-2 4.00% 8/1/49	2,950,000	2,657,360
Series A-2 5.00% 8/1/37	1,500,000	1,565,760
Series A-2 5.00% 8/1/39	5,000	5,189
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,066,887
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,005,850
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,897,435
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	733,590
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,009,260
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,243
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50	1,750,000	1,527,202
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,495,318
NQ-V8 [5/23] 7/23 (2980382)    3

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(SCL Health System) Series A 4.00% 1/1/37	4,470,000	$ 4,489,623
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	631,845
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,033,920
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	689,192
Denver, Colorado Health & Hospital Authority HealthCare Revenue
Series A 4.00% 12/1/39	1,000,000	881,760
Series A 4.00% 12/1/40	250,000	218,690
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	66,244
		44,729,374
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.40%
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,097
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	4,976,112
		5,191,209
Lease Revenue Bonds — 2.28%
Colorado Department of Transportation
5.00% 6/15/34	660,000	687,337
5.00% 6/15/36	1,055,000	1,091,630
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	972,700
Denver, Colorado Health & Hospital Authority
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	668,220
State of Colorado
4.00% 3/15/37	1,500,000	1,516,620
		4,936,507
4    NQ-V8 [5/23] 7/23 (2980382)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 9.86%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/30	300,000	$ 307,281
4.00% 12/1/31	1,000,000	1,023,620
4.00% 12/1/46	1,370,000	1,338,284
Arapahoe County, Colorado School District No. 6
(Littleton Public Schools) Series A 5.50% 12/1/38	350,000	387,695
Arapahoe County, Colorado School District No. 6 Littleton
(Littleton Public Schools) Series A 5.50% 12/1/33	1,000,000	1,132,470
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,168,330
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,127,083
Denver City & County School District No 1
Series A 5.00% 12/1/45	5,000,000	5,522,400
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,080,170
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,059,140
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,286,100
Verve Metropolitan District No. 1, Colorado
5.00% 12/1/51	2,000,000	1,740,800
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,057,210
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,097,360
		21,327,943
Pre-Refunded Bonds — 4.85%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33-23 §	1,000,000	1,007,870
Central Platte Valley Metropolitan District Denver, Colorado
5.00% 12/1/43-23 §	725,000	729,452
NQ-V8 [5/23] 7/23 (2980382)    5

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	$ 1,342,523
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,046,120
(SCL Health System) Series A 5.00% 1/1/44-24 §	3,050,000	3,079,981
Commerce City, Colorado Sales and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,500,000	1,528,065
Tallyn's Reach Metropolitan District No. 3, Colorado
144A 5.125% 11/1/38-23 #, §	740,000	745,180
		10,479,191
Special Tax Revenue Bonds — 19.22%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,070,410
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	711,882
Series A 5.00% 11/1/31	1,495,000	1,587,959
Series A 5.00% 11/1/36	930,000	975,198
Commonwealth of Puerto Rico
3.122% 11/1/43 •	4,557,792	2,227,621
3.817% 11/1/51 •	1,614,244	645,697
Denver City & County, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	965,410
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,598,075
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,302,139
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	9,446,621	7,817,079
Lincoln Park Metropolitan District Douglas County, Colorado
5.00% 12/1/46 (AGM)	1,000,000	1,045,710
6    NQ-V8 [5/23] 7/23 (2980382)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	450,000	$ 447,647
Plaza Metropolitan District No. 1, Colorado
144A 5.00% 12/1/40 #	1,265,000	1,197,082
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	1,000,000	978,340
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.692% 7/1/46 ^	9,750,000	2,634,840
Series A-1 6.018% 7/1/51 ^	20,624,000	4,107,270
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,696,018
Series A-1 5.00% 7/1/58	2,910,000	2,787,605
Series A-2 4.536% 7/1/53	3,000,000	2,685,180
Southlands Metropolitan District No. 1, Colorado
Series A-1 5.00% 12/1/37	500,000	490,000
Series A-1 5.00% 12/1/47	300,000	279,228
Thornton, Colorado Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	492,251
Series B 5.00% 12/1/36	810,000	821,996
		41,564,637
State General Obligation Bonds — 0.98%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	257,383
Series A-1 4.00% 7/1/41	1,834,787	1,536,799
Series A-1 4.00% 7/1/46	400,000	323,424
		2,117,606
Transportation Revenue Bonds — 13.27%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	684,923
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,044,520
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,082,180
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	3,250,000	3,207,555
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,691
NQ-V8 [5/23] 7/23 (2980382)    7

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	$ 1,120,559
Series A 4.00% 7/15/38	700,000	687,554
Series A 4.00% 7/15/39	1,500,000	1,462,290
Series A 4.00% 7/15/40	2,815,000	2,718,502
Series A 5.00% 7/15/31	1,050,000	1,150,138
Colorado, E-470 Public Highway Authority
Series A 5.00% 9/1/36	1,300,000	1,438,463
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,166,298
Series A 4.00% 12/1/48 (AMT)	400,000	363,584
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,581,870
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,720,000	2,614,600
Series C 6.752% 7/1/53	3,670,000	2,238,663
		28,703,390
Water & Sewer Revenue Bonds — 4.67%
Arapahoe County, Colorado Water & Wastewater Authority
4.00% 12/1/36	3,000,000	3,033,540
Central Weld County, Colorado Water District
4.00% 12/1/39 (AGM)	1,150,000	1,153,715
Douglas County, Colorado Centennial Water & Sanitation District
4.00% 12/1/38	500,000	506,175
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,273,512
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,700,114
Metro Wastewater Reclamation District, Colorado
Series A 3.00% 4/1/38	1,620,000	1,439,759
		10,106,815
Total Municipal Bonds (cost $221,627,351)		211,488,696
8    NQ-V8 [5/23] 7/23 (2980382)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.10%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.26%)	218,587	$ 218,565
		218,565
	Principal amount°
Variable Rate Demand Note — 0.62%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 3.90% 7/1/41 (LOC - TD Bank, N.A.)	1,350,000	1,350,000
		1,350,000
Total Short-Term Investments (cost $1,568,565)		1,568,565
Total Value of Securities—98.50% (cost $223,195,916)		213,057,261

Receivables and Other Assets Net of Liabilities—1.50%		3,238,040
Net Assets Applicable to 21,388,353 Shares Outstanding—100.00%		$216,295,301
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $12,867,289, which represents 5.95% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
NQ-V8 [5/23] 7/23 (2980382)    9

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
10    NQ-V8 [5/23] 7/23 (2980382)